Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2013
Earnings (Loss) per Common Share
Earnings (Loss) per Common Share

31. Earnings (Loss) per Common Share

The following table presents the computation of basic and diluted earnings (loss) per common share (in thousands, except per share data).

	Year Ended December 31,
	2013	2012	2011
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Less: income applicable to participating shares	(672)	—	—
Net earnings (loss) available to Hilltop common stockholders	$120,343	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499

Basic earnings (loss) per common share	$1.43	$(0.10)	$(0.12)

Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Add: interest expense on senior exchangeable notes (net of tax)	5,059	—	—
Net earnings (loss) available to Hilltop common stockholders	$126,074	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499
Effect of potentially dilutive securities	5,949	—	—
Weighted average shares outstanding - diluted	90,331	58,754	56,499

Diluted earnings (loss) per common share	$1.40	$(0.10)	$(0.12)

For each of the years ended December 31, 2012 and 2011, the computation of diluted loss per common share did not include 6,208,000 equivalent shares of the Notes as the equivalent exchange rate per share was in excess of the average stock prices for the noted periods. Additionally, options to purchase 688,000 and 199,000 weighted average outstanding shares, respectively, of Hilltop’s common stock were not included in the computation of diluted loss per common share for the years ended December 31, 2012 and 2011, as their inclusion would have been anti-dilutive.